Stockholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Oct. 31, 2012
Noncontrolling Interest
Equity interest acquired for cash	$ 336	$ 0	$ 14,061
Net income attributable to Fossil Group, Inc.	376,707	378,152	343,401
Transfers to noncontrolling interest:
Decrease in Fossil Group, Inc.'s additional paid-in capital for purchases of noncontrolling interest shares	(336)		(14,061)
Change from net income attributable to Fossil Group, Inc.'s and transfers to noncontrolling interest	376,707	378,152	336,069
Fossil Mexico and Fossil Servicios
Noncontrolling Interest
Equity interest acquired for cash				14,100
Fossil Mexico
Noncontrolling Interest
Percentage of ownership interest				100.00%
Fossil Servicios
Noncontrolling Interest
Percentage of ownership interest				100.00%
Stockholders' equity attributable to Fossil Group, Inc.
Transfers to noncontrolling interest:
Decrease in Fossil Group, Inc.'s additional paid-in capital for purchases of noncontrolling interest shares	$ 0	$ 0	$ (7,332)
Stockholders' equity attributable to Fossil Group, Inc. | Fossil Mexico
Transfers to noncontrolling interest:
Number of subsidiary common shares purchased	49
Stockholders' equity attributable to Fossil Group, Inc. | Fossil Servicios
Transfers to noncontrolling interest:
Number of subsidiary common shares purchased	49